Stockholders' Equity (Deficit) (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Stockholders' Equity (Deficit)
Schedule of information related to issuance of the Company's preferred shares

								Number of
								Ordinary
Preferred	Number of	Shares Issued						Shares
Shares	Shares	and	Carrying					Equivalent	Liquidation
Class	Registered	Outstanding	Value(1)	Price per share				Shares	Preference
			(in thousands)						(in thousands)
Series A	2,308,741	2,308,741	$6,668	From	$2.68	to	$2.95	2,308,741	$6,676
Series B	13,815,180	13,815,180	36,851	From	$2.45	to	$3.10	13,815,180	37,622
Series C	12,609,199	12,609,199	63,597	From	$4.71	to	$5.86	12,609,199	65,039
Series D(2)	13,149,933	13,149,933	99,853	From	$7.82	to	$7.90	13,149,933	103,805
	41,883,053	41,883,053	$206,969					41,883,053	$213,142
(1)	The carrying value reflects the gross proceeds received from the sale of the preferred shares net of issuance costs and the fair value at issuance of preferred shares warrants classified as a liability.
(2)	On January 31, 2022, the Company’s Board of Directors approved an amendment to the Company’s Shareholders’ Agreement to authorize an additional series of preferred shares. The Series D Preferred Shares financing consisted of accredited investors and qualified institutional investors providing an aggregate gross amount of $103.8 million, completed on January 31, 2022.

Mariadb Corporation Ab
Stockholders' Equity (Deficit)
Schedule of information related to issuance of the Company's preferred shares

The following table summarizes information related to issuance of the Company’s preferred shares as of September 30, 2022:

					Number of
					Common
	Number of	Shares Issued			Shares
	Shares	and	Carrying		Equivalent	Liquidation
Preferred Shares Class	Registered	Outstanding	Value(1)	Price per share	Shares	Preference

			(in thousands)		(in thousands)
Series A	10,118,760	10,118,760	$6,668	From $0.61 to $0.67	10,118,760	$6,676
Series B	60,549,235	60,549,235	36,851	From $0.56 to $0.71	60,549,235	37,622
Series C	55,263,659	55,263,659	63,597	From $1.07 to $1.34	55,263,659	65,039
Series D(2)	57,633,588	57,633,588	99,853	From $1.78 to $1.80	57,633,588	103,805
	183,565,242	183,565,242	$206,969		183,565,242	$213,142
(1)	The carrying value reflects the gross proceeds received from the sale of the preferred shares net of issuance costs and the fair value at issuance of preferred shares warrants classified as a liability.
(2)	On January 31, 2022, the Company’s Board of Directors approved an amendment to the Company’s Shareholders’ Agreement to authorize an additional series of preferred shares. The Series D Preferred Shares financing consisted of accredited investors and qualified institutional investors providing an aggregate gross amount of $103.8 million, completed on January 31, 2022.

The following table summarizes information related to issuance of the Company’s preferred shares as of September 30, 2021:

					Number of
					Common
	Number of	SharesIssued			Shares
	Shares	and	Carrying		Equivalent	Liquidation
Preferred Shares Class	Registered	Outstanding	Value(1)	Price per share	Shares	Preference

			(in thousands)		(in thousands)
Series A	10,118,760	10,118,760	$6,668	From $0.61 to $0.67	10,118,760	$6,676
Series B	60,549,235	60,549,235	36,851	From $0.56 to $0.71	60,549,235	37,622
Series C	54,675,890	54,675,890	62,707	From $1.07 to $1.34	54,675,890	64,249
	125,343,885	125,343,885	$106,226		125,343,885	$108,547
(1)	The carrying value reflects the gross proceeds received from the sale of the preferred shares net of issuance costs and the fair value at issuance of preferred shares warrants classified as a liability.